Exhibit 99.1

Nissan Auto Receivables 2018-A Owner Trust Servicer’s Certificate

Collection Period	31-Jul-18	30/360 Days	30	Collection Period Start	1-Jul-18
Distribution Date	15-Aug-18	Actual/360 Days	30	Collection Period End	31-Jul-18
				Prior Month Settlement Date	16-Jul-18
				Current Month Settlement Date	15-Aug-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,114,467,625.30	952,684,806.81	922,575,076.75	0.885672
Yield Supplement Overcollaterization		72,800,953.50	58,296,261.85	55,568,483.06
Total Adjusted Pool Balance		1,041,666,671.80	894,388,544.96	867,006,593.69
Total Adjusted Securities		1,041,666,671.80	894,388,544.96	867,006,593.69	0.832326
Class A-1 Notes	1.90000%	200,000,000.00	52,721,873.16	25,339,921.89	0.126700
Class A-2a Notes	2.39000%	295,000,000.00	295,000,000.00	295,000,000.00	1.000000
Class A-2b Notes	2.16163%	75,000,000.00	75,000,000.00	75,000,000.00	1.000000
Class A-3 Notes	2.65000%	300,000,000.00	300,000,000.00	300,000,000.00	1.000000
Class A-4 Notes	2.89000%	130,000,000.00	130,000,000.00	130,000,000.00	1.000000
Certificates	0.00000%	41,666,671.80	41,666,671.80	41,666,671.80	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	27,381,951.27	83,476.30	136.9097563	0.4173815
Class A-2a Notes	0.00	587,541.67	—	1.9916667
Class A-2b Notes	0.00	135,101.88	—	1.8013584
Class A-3 Notes	0.00	662,500.00	—	2.2083333
Class A-4 Notes	0.00	313,083.33	—	2.4083333
Certificates	0.00	0.00	—	—

Total Securities	27,381,951.27	1,781,703.18

I. COLLECTIONS

Interest:
Interest Collections				1,934,933.84
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,934,933.84

Principal:
Principal Collections				29,638,786.68
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				29,638,786.68

Recoveries of Defaulted Receivables				267,311.92

Total Collections				31,841,032.44

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			46,091	894,388,544.96
Total Principal Payment				27,381,951.27
			45,230	867,006,593.69

Nissan Auto Receivables 2018-A Owner Trust Service’s Certificate

III. DISTRIBUTIONS

Total Collections	31,841,032.44
Reserve Account Draw	0.00
Total Available for Distribution	31,841,032.44

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	793,904.01
Servicing Fee Paid	793,904.01
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	83,476.30
Class A-1 Notes Monthly Interest Paid	83,476.30
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	587,541.67

Class A-2a Notes Monthly Interest Paid	587,541.67
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	135,101.88

Class A-2b Notes Monthly Interest Paid	135,101.88
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	662,500.00

Class A-3 Notes Monthly Interest Paid	662,500.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	313,083.33

Class A-4 Notes Monthly Interest Paid	313,083.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-A Owner Trust Service’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,781,703.18
Total Note Monthly Interest Paid		1,781,703.18
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		29,265,425.25

4. Total Monthly Principal Paid on the Notes		27,381,951.27

Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		27,381,951.27
Change in Total Noteholders’ Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00

Remaining Available Collections		1,883,473.98
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,883,473.98

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.68
Required Reserve Account Amount		2,604,166.68
Beginning Reserve Account Balance		2,604,166.68
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.68

Required Reserve Account Amount for Next Period		2,604,166.68

VI. POOL STATISTICS
Weighted Average Coupon		2.42%
Weighted Average Remaining Maturity		49.85

	Amount	Number
Principal on Defaulted Receivables	470,943.38	21
Principal Recoveries of Defaulted Receivables	267,311.92

Monthly Net Losses	203,631.46
Pool Balance at Beginning of Collection Period	952,684,806.81
Net Loss Ratio for Third Preceding Collection Period	0.68%
Net Loss Ratio for Second Preceding Collection Period	0.54%
Net Loss Ratio for Preceding Collection Period	0.44%
Net Loss Ratio for Current Collection Period	0.26%
Four-Month Average Net Loss Ratio	0.48%

Cumulative Net Losses for all Periods	2,230,857.73

Nissan Auto Receivables 2018-A Owner Trust Service’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,929,952.41	165	0.43%
61-90 Days Delinquent	749,170.76	33	0.08%
91-120 Days Delinquent	218,930.95	12	0.02%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	4,898,054.12	210	0.53%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.06%	0.06%
Delinquency Ratio for Second Preceding Collection Period	0.08%	0.07%
Delinquency Ratio for Preceding Collection Period	0.08%	0.08%
Delinquency Ratio for Current Collection Period	0.10%	0.10%
Four-Month Average Delinquency Ratio	0.08%	0.08%

60 Day Delinquent Receivables	968,101.71
Delinquency Percentage	0.10%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

4. Has there been an issuance of notes or other securities backed by the Receivables?		NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO